Revenues	12 Months Ended
Dec. 31, 2021
Revenues
Revenues

9. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2019	2020	2021
Revenues from long-term time charters	312,978	243,288	177,275
Revenues from spot time charters	60,715	90,374	148,867
Revenues from the Cool Pool	4,994	—	—
Total	378,687	333,662	326,142

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than five years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) five years (excluding any optional periods) are classified as spot time charters.

Revenues from the Cool Pool relate only to the pool revenues received from a GasLog Partners vessel operating in the Cool Pool and do not include the Net pool allocation to GasLog Partners of a gain of $1,058 for the year ended December 31, 2019. On June 23, 2019, the GasLog Shanghai exited the pool following a termination agreement dated June 6, 2019 that GasLog entered into with the Cool Pool and Golar in order to assume commercial control of GasLog’s and GasLog Partners’ vessels operating in the spot market.